Consolidated Statements Of Cash Flows (USD $) In Millions	2 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended
	May 01, 2011	Mar. 07, 2011	May 02, 2010	May 03, 2009	Aug. 01, 2010 Predecessor [Member]	Jul. 31, 2011 Successor [Member]
Operating activities:
Net income (loss)	$ (104.5)	$ 222.8	$ 244.3	$ 172.3	$ 59.4	$ (27.6)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	20.4	81.3	99.4	104.9	23.5	36.6
Deferred taxes	(48.9)	97.8	54.4	29.5	7.4	(16.8)
Inventory step-up related to Merger	33.8
Write off of debt issuance cost and loss on debt refinancing			24.8
Redemption premium over the fair value of senior subordinated notes tendered/redeemed	15.8
(Gain)/loss on asset disposal	1.8	1.1	2.6	(23.3)	0.2	1.2
Stock compensation expense	0.4	45.3	21.3	12.2	3.4	1.2
Discontinuation of hedge accounting for interest rate swap			13.4
Excess tax benefits from stock-based compensation		(35.3)			(2.5)
Unrealized loss (gain) on derivative financial instruments	12.6	0.1	(3.5)	10.1	4.7	29.5
Impairment loss on pet intangible assets			3.0	11.7
Changes in operating assets and liabilities:
Trade accounts receivable, net	23.4	(37.4)	(2.4)	89.5
Inventories	113.6	(84.1)	(51.9)	(78.5)
Prepaid expenses and other current assets	(0.4)	11.9	19.7	(58.9)
Other assets, net	(9.2)	(0.9)	(0.5)	2.5
Accounts payable and accrued expenses	17.5	(62.4)	(38.0)	(69.5)
Other non-current liabilities	8.9	14.1	(30.7)	(1.9)
Changes in operating assets and liabilities					(46.2)	42.0
Net cash provided by operating activities	85.2	254.3	355.9	200.6	49.9	66.1
Investing activities:
Merger, net of cash acquired	(3,856.9)
Capital expenditures	(25.8)	(66.1)	(104.9)	(88.7)	(18.6)	(22.7)
Net proceeds from disposal of assets				365.8
Net cash provided by (used in) investing activities	(3,882.7)	(66.1)	(104.9)	277.1	(18.6)	(22.7)
Financing activities:
Capital contribution, net	1,548.8					1.0
Proceeds from short-term borrowings		500.7	208.8	517.7	79.3
Payments on short-term borrowings	(2.0)	(495.8)	(204.3)	(515.7)	(29.2)	(4.6)
Proceeds from long-term debt	3,993.3		1,042.2
Principal payments on long-term debt	(1,357.5)	(22.5)	(1,315.7)	(333.8)	(7.5)
Payments of debt-related costs	(180.0)		(43.6)
Dividends paid		(62.9)	(37.6)	(31.6)	(10.0)
Issuance of common stock		59.6	12.3	2.1	9.6
Purchase of treasury stock		(100.0)			(100.0)
Taxes remitted on behalf of employees for net share settlement of stock awards		(5.9)
Excess tax benefits from stock-based compensation		35.3	1.7		2.5
Net cash provided by (used in) financing activities	4,002.6	(91.5)	(336.2)	(361.3)	(55.3)	(3.6)
Effect of exchange rate changes on cash and cash equivalents	0.1	(2.8)	(3.8)	0.6	(0.8)	1.4
Net change in cash and cash equivalents	205.2	93.9	(89.0)	117.0	(24.8)	41.2
Cash and cash equivalents at beginning of period		53.7	142.7	25.7	53.7	205.2
Cash and cash equivalents at end of period	$ 205.2	$ 147.6	$ 53.7	$ 142.7	$ 28.9	$ 246.4